Consolidated Balance Sheets - CHF (SFr)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	SFr 3,341,738	SFr 3,865,481
Other financial assets	6,496	848
Trade and other receivables	15,513	110,361
Contract asset		40,907
Prepayments	169,649	217,008
Other current assets	7,967
Total current assets	3,541,363	4,234,605
Non-current assets
Right-of-use assets	41,578	330,332
Property, plant and equipment	1,131	22,604
Non-current financial assets	7,089	54,344
Investment accounted for using the equity method	7,087,142
Total non-current assets	7,136,940	407,280
Total assets	10,678,303	4,641,885
Current liabilities
Current lease liabilities	7,306	273,956
Payables and accruals	794,787	2,384,350
Deferred income		234,978
Total current liabilities	802,093	2,893,284
Non-current liabilities
Non-current lease liabilities	34,688	70,380
Retirement benefits obligations	164,251	443,524
Deferred income		89,232
Total non-current liabilities	198,939	603,136
Equity
Share capital	1,843,545	1,843,545
Share premium	266,382,670	266,194,689
Other equity	64,620,223	64,620,223
Treasury shares reserve	(869,708)	(909,566)
Other reserves	31,062,996	29,814,816
Accumulated deficit	(353,362,455)	(360,418,242)
Total equity	9,677,271	1,145,465
Total liabilities and equity	SFr 10,678,303	SFr 4,641,885